GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Buffered S&P 500 Fund – Jan/Jul

Goldman Sachs Buffered S&P 500 Fund – Mar/Sep

Goldman Sachs Buffered S&P 500 Fund – May/Nov

(the “Funds”)

Supplement dated March 28, 2024 to the

Prospectuses and Statement of Additional Information (the “SAI”),

each dated April 28, 2023, as supplemented to date

Effective April 1, 2024 (the “Effective Date”), Patrick Hartnett will no longer serve as a portfolio manager for the Funds. In addition, on the Effective Date, Sergio Calvo de Leon will begin serving as a portfolio manager for the Funds. Oliver Bunn will continue serving as portfolio managers for the Funds.

Accordingly, on the Effective Date, the Fund’s disclosures are modified as follows:

All references to Mr. Hartnett in the Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsections of the “Goldman Sachs Buffered S&P 500 Fund – Jan/Jul—Summary—Portfolio Management,” “Goldman Sachs Buffered S&P 500 Fund – Mar/Sep—Summary—Portfolio Management” and “Goldman Sachs Buffered S&P 500 Fund – May/Nov—Summary—Portfolio Management” sections of the Prospectus:

Portfolio Managers: Oliver Bunn, Managing Director, has managed the Fund since 2022; and Sergio Calvo de Leon, Vice President, has managed the Fund since 2024.

The following row is added to the table under the “Quantitative Investment Strategies (“QIS”) Team” subsection of the “Service Providers—Fund Managers” section of the Prospectus:

Sergio Calvo de Leon Vice President	Portfolio Manager— Goldman Sachs Buffered S&P 500 Fund – Jan/Jul Goldman Sachs Buffered S&P 500 Fund – Mar/Sep Goldman Sachs Buffered S&P 500 Fund – May/Nov	Since April 2024 April 2024 April 2024	Mr. Calvo de Leon is a portfolio manager and researcher on the Quantitative Investment Strategies (QIS) Alternatives team within GSAM. He joined Goldman Sachs in 2021. Previously, he worked at The McKinsey Investment Office (MIO Partners) and Investec Bank.

The following row is added in the table in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Sergio Calvo de Leon	6	$2,648	3	$1,752	2	$148	—	—	—	—	—	—

*	Information for this portfolio manager for this Fund is as of December 31, 2023.

The following row is added in the table in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager

Sergio Calvo de Leon*	None

*	Information for this portfolio manager for this Fund is as of December 31, 2023.

This Supplement should be retained with your Prospectuses and SAI for future reference.

VITBSP500STK 03-24